SHELTON CORE VALUE FUND

Portfolio of Investments (Unaudited)

5/31/2020

Security Description	Shares	Value
Common Stock (84.87%)

Basic Materials (3.93%)
Linde PLC	6,167	1,247,831
PPG Industries Inc	8,000	813,360
Sensient Technologies Corp (a)	8,500	426,020
Sherwin-Williams Co/The (a)	5,200	3,088,020
Total Basic Materials		5,575,231

Communications (9.58%)
Amazon.com Inc* (a)	1,200	2,930,844
AT&T Inc	28,669	884,725
Cisco Systems Inc (a)	52,500	2,510,550
Motorola Solutions Inc (a)	11,300	1,529,229
Netflix Inc* (a)	4,800	2,014,704
Verizon Communications Inc	37,842	2,171,374
Walt Disney Co/The (a)	13,300	1,560,090
Total Communications		13,601,516

Consumer, Cyclical (5.85%)
Amerityre Corp* (a)	20,000,000	364,000
Citrix Systems Inc (a)	15,500	2,295,860
Dollar General Corp (a)	11,000	2,106,610
Ford Motor Co	240,000	1,370,400
Target Corp	17,700	2,165,241
Total Consumer, Cyclical		8,302,111

Consumer, Non-Cyclical (21.92%)
Abbott Laboratories	20,810	1,975,285
AbbVie Inc	10,410	964,695
AmerisourceBergen Corp	30,012	2,861,344
Automatic Data Processing Inc (a)	12,000	1,757,880
Bristol-Myers Squibb Co (a)	7,500	447,900
Cigna Corp (a)	12,200	2,407,304
Colgate-Palmolive Co	10,400	752,232
Conagra Brands Inc (a)	22,450	781,036
CVS Health Corp (a)	27,400	1,796,618
Edwards Lifesciences Corp* (a)	8,300	1,865,176
Estee Lauder Cos Inc/The (a)	9,100	1,796,977
Gilead Sciences Inc (a)	15,600	1,214,148
Johnson & Johnson (a)	13,000	1,933,750
Merck & Co Inc	10,000	807,200
Pfizer Inc (a)	53,800	2,054,622
Quest Diagnostics Inc (a)	17,500	2,069,900
Sprouts Farmers Market Inc*	141,800	3,563,434
UnitedHealth Group Inc (a)	6,700	2,042,495
Total Consumer, Non-Cyclical		31,091,996

Energy (6.52%)
BP PLC	81,437	1,884,452
Chevron Corp	29,324	2,689,011
ConocoPhillips	19,648	828,753
Exxon Mobil Corp	43,236	1,965,941
Royal Dutch Shell PLC	36,500	1,166,175
Schlumberger Ltd	39,100	722,177
Total Energy		9,256,509

Financial (15.64%)
Banks (8.07%)
Bank of America Corp	90,000	2,170,800
Citigroup Inc	11,300	541,383
Goldman Sachs Group Inc/The	8,350	1,640,692
JPMorgan Chase & Co	41,020	3,991,656
Morgan Stanley	18,050	797,810
US Bancorp	25,600	910,336
Wells Fargo & Co	52,500	1,389,675
		11,442,352
Diversified Financial Service (4.47%)
Discover Financial Services (a)	24,000	1,140,240
Intercontinental Exchange Inc	20,600	2,003,350
Visa Inc (a)	16,400	3,201,936
		6,345,526
Insurance (0.37%)
Principal Financial Group Inc	13,650	527,163

Real Estate (2.74%)
Equinix Inc (a)	2,900	2,023,127
Mid-America Apartment Communities Inc (a)	16,000	1,861,760
		3,884,887
Total Financial		22,199,928

Industrial (6.04%)
Atlas Corp (a)	25,000	177,250
Carrier Global Corp* (a)	10,625	217,494
Caterpillar Inc	11,442	1,374,527
Keysight Technologies Inc* (a)	19,300	2,086,909
Masco Corp	45,000	2,099,250
Otis Worldwide Corp (a)	5,312	279,677
Raytheon Technologies Corp (a)	10,625	685,525
United Parcel Service Inc (a)	16,600	1,655,186
Total Industrial		8,575,818

Technology (11.29%)
Accenture PLC (a)	10,000	2,016,200
Apple Inc	7,100	2,257,374
Electronic Arts Inc* (a)	16,800	2,064,384
Fiserv Inc* (a)	18,000	1,921,860
Hewlett Packard Enterprise Co	30,000	291,300
KLA Corp (a)	11,000	1,935,560
Microsoft Corp	11,533	2,113,422
Oracle Corp	5,930	318,856
QUALCOMM Inc (a)	22,600	1,827,888
Seagate Technology PLC	19,000	1,007,760
Taiwan Semiconductor Manufacturing Co Ltd	5,500	276,815
Total Technology		16,031,419

Utilities (4.10%)
American Electric Power Co Inc (a)	6,200	528,550
American Water Works Co Inc (a)	14,900	1,892,300
Consolidated Edison Inc	21,200	1,591,272
Duke Energy Corp (a)	21,300	1,823,919
Total Utilities		5,836,041

Total Common Stock (Cost $110,633,779)		120,470,569

Right (0.02%)
Bristol-Myers SQ	7,500	24,675

United States Treasury Bills (15.51%)
0.000% 06/18/20	22,000,000	21,998,701
Total United States Treasury Bills (Cost $21,996,109)		21,998,701

Total Investments (Cost $132,629,888) (b) (100.40%)		142,493,945
Liabilities in Excess of Other Assets (-0.40%)		(563,707)
Net Assets (100.00%)		141,930,238

*	Non-income producing security.
(a)	A portion of these shares have been pledged in connection with obligations for options contracts.
(b)	Aggregate cost for federal income tax purpose is $132,188,448.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	20,225,730
Unrealized depreciation	(9,920,233)
Net unrealized appreciation	10,305,497

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	6/19/2020	(80)	95.00	760,000	(21,600)
AbbVie Inc	6/19/2020	(40)	95.00	380,000	(5,640)
Accenture PLC	6/19/2020	(100)	200.00	2,000,000	(53,000)
American Electric Power Co Inc	6/19/2020	(40)	82.50	330,000	(16,000)
American Water Works Co Inc	6/19/2020	(50)	125.00	625,000	(21,200)
AmerisourceBergen Corp	6/19/2020	(221)	95.00	2,099,500	(61,880)
Apple Inc	6/19/2020	(71)	315.00	2,236,500	(74,550)
AT&T Inc	6/19/2020	(100)	31.00	310,000	(7,700)
Automatic Data Processing Inc	6/19/2020	(40)	145.00	580,000	(15,600)
Bank of America Corp	6/19/2020	(300)	26.00	780,000	(9,900)
BP PLC	6/19/2020	(200)	26.00	520,000	(2,400)
Caterpillar Inc	6/19/2020	(50)	125.00	625,000	(10,450)
Chevron Corp	6/19/2020	(70)	100.00	700,000	(3,010)
Cigna Corp	6/19/2020	(122)	210.00	2,562,000	(21,960)
Cisco Systems Inc	6/19/2020	(100)	47.50	475,000	(13,000)
Citigroup Inc	6/19/2020	(40)	52.50	210,000	(4,160)
Citrix Systems Inc	6/19/2020	(155)	155.00	2,402,500	(27,125)
Colgate-Palmolive Co	6/19/2020	(30)	73.00	219,000	(3,870)
Conagra Brands Inc	6/19/2020	(50)	35.00	175,000	(3,000)
ConocoPhillips	6/19/2020	(40)	46.00	184,000	(2,400)
Consolidated Edison Inc	6/19/2020	(70)	75.00	525,000	(14,350)
CVS Health Corp	6/19/2020	(100)	67.50	675,000	(10,500)
Discover Financial Services	6/19/2020	(100)	47.50	475,000	(32,000)
Dollar General Corp	6/19/2020	(110)	190.00	2,090,000	(63,800)
Duke Energy Corp	6/19/2020	(70)	87.50	612,500	(9,800)
Edwards Lifesciences Corp	6/19/2020	(83)	240.00	1,992,000	(4,565)
Electronic Arts Inc	6/19/2020	(168)	125.00	2,100,000	(47,376)
Equinix Inc	6/19/2020	(29)	720.00	2,088,000	(29,870)
Estee Lauder Cos Inc/The	6/19/2020	(30)	190.00	570,000	(30,000)
Exxon Mobil Corp	6/19/2020	(100)	50.00	500,000	(2,600)
Fiserv Inc	6/19/2020	(180)	115.00	2,070,000	(6,300)
Ford Motor Co	6/19/2020	(500)	5.50	275,000	(20,500)
Gilead Sciences Inc	6/19/2020	(50)	80.00	400,000	(8,250)
Goldman Sachs Group Inc/The	6/19/2020	(30)	195.00	585,000	(26,550)
Hewlett Packard Enterprise Co	6/19/2020	(100)	11.00	110,000	(300)
Intercontinental Exchange Inc	6/19/2020	(206)	100.00	2,060,000	(21,630)
Johnson & Johnson	6/19/2020	(130)	160.00	2,080,000	(2,600)
JPMorgan Chase & Co	6/19/2020	(130)	100.00	1,300,000	(34,580)
Keysight Technologies Inc	6/19/2020	(193)	105.00	2,026,500	(106,150)
KLA Corp	6/19/2020	(110)	185.00	2,035,000	(37,180)
Linde PLC	6/19/2020	(30)	210.00	630,000	(4,620)
Masco Corp	6/19/2020	(150)	49.00	735,000	(6,300)
Merck & Co Inc	6/19/2020	(30)	81.00	243,000	(5,010)
Microsoft Corp	6/19/2020	(115)	195.00	2,242,500	(7,590)
Mid-America Apartment Communities Inc	6/19/2020	(60)	120.00	720,000	(11,850)
Morgan Stanley	6/19/2020	(60)	45.00	270,000	(9,180)
Motorola Solutions Inc	6/19/2020	(40)	150.00	600,000	(760)
Oracle Corp	6/19/2020	(30)	57.50	172,500	(1,200)
PPG Industries Inc	6/19/2020	(40)	100.00	400,000	(17,200)
Principal Financial Group Inc	6/19/2020	(70)	40.00	280,000	(7,910)
QUALCOMM Inc	6/19/2020	(130)	85.00	1,105,000	(12,220)
Raytheon Technologies Corp	6/19/2020	(30)	65.00	195,000	(6,870)
Seagate Technology PLC	6/19/2020	(70)	55.00	385,000	(6,160)
Sherwin-Williams Co/The	6/19/2020	(52)	580.00	3,016,000	(128,440)
Taiwan Semiconductor Manufacturing Co Ltd	6/19/2020	(55)	55.00	302,500	(1,100)
Target Corp	6/19/2020	(177)	130.00	2,301,000	(10,266)
United Parcel Service Inc	6/19/2020	(70)	101.00	707,000	(14,000)
UnitedHealth Group Inc	6/19/2020	(67)	310.00	2,077,000	(40,267)
US Bancorp	6/19/2020	(75)	37.50	281,250	(6,525)
Verizon Communications Inc	6/19/2020	(100)	57.00	570,000	(12,700)
Visa Inc	6/19/2020	(164)	185.00	3,034,000	(199,260)
Walt Disney Co/The	6/19/2020	(40)	130.00	520,000	(2,040)
Wells Fargo & Co	6/19/2020	(150)	28.00	420,000	(11,250)
Total Written Call Options Premiums Received $799,655				63,949,250	(1,410,064)